Basis of Presentation - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) Product	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Product Location Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net sales | $	$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383	$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327	$ 5,369,022	$ 5,363,046
Number of items | Product	170,000								170,000
Number of distribution centers | Location									70
Number of reseller customer | Customer									29,000